Exhibit 99.1

PRIVATE AND CONFIDENTIAL

The Directors
Citibank N.A., London Branch (the “Purchaser”)
Citigroup Centre
Canada Square
Canary Wharf
London E14 5LB

The Directors
Glenbeigh 2 Seller DAC (the “Intermediate Seller”)
3RD Floor Fleming Court
Fleming’s Place
Dublin 4

The Directors
Glenbeigh 2 Warehouse DAC (“Warehouse SPV”)
3RD Floor Fleming Court
Fleming’s Place
Dublin 4

Citibank Europe plc, UK Branch (the “Arranger” and the “Lead Manager”)
Citigroup Centre
Canada Square
Canary Wharf
London E14 5LB

and the Other Managers (as defined in the engagement letter)

26 October 2020
Dear Ladies and Gentlemen

Report of factual findings relating to the issuance of Residential Mortgage Backed Securities (“RMBS”) by the Issuer (the “Transaction”).

1.	This AUP report is produced in accordance with the terms of our agreement dated 22 October 2020 (the “Engagement Letter”), a copy of which is attached as Appendix 2.
2.
This AUP Report is addressed to the directors of the Intermediate Seller, to the directors of the Purchaser, to the directors of the Warehouse SPV, to the Arranger, to the Lead Manager and to the Other Managers (as defined in the engagement letter) solely to assist them in performing the due diligence procedures that they believe appropriate to undertake, or procure to be undertaken, as part of the Transaction.

3.
It is the responsibility of the Intermediate Seller, the Purchaser, the Issuer, the Arranger, the Lead Manager and the Other Managers (or Arranger or the Lead Manager on their behalf) to determine whether the scope of the services is sufficient for their purposes, and to evaluate the findings of those procedures in the context of the other due diligence enquiries they undertake.

4.
It is the responsibility of the Intermediate Seller to respond to the due diligence enquiries of the Arranger and the Lead Managers concerning servicing procedures and systems as appropriate, the characteristics of the asset pool and the extent of disclosure anticipated in any prospectus relating to the Issue to enable the Arranger and the Lead Manager to determine whether the scope of the Services is sufficient for its purposes, and to evaluate the findings of those procedures in the context of the other due diligence enquiries it undertakes.

5.	We set out in Appendix 1 the procedures we have performed, as agreed with you, together with our findings.
6.
Our work was performed in accordance with the International Standard on Related Services (ISRS) 4400 ’Engagements to perform agreed-upon procedures regarding financial information. Our procedures, as stated in our agreement, did not constitute an examination made in accordance with generally accepted auditing standards, the objective of which would be the expression of assurance on the data provided to us. We do not express such assurance. Had we performed additional procedures or had we performed an audit or review of the data in accordance with generally accepted auditing standards, other matters might have come to our attention that we would have reported to you.

7.
The procedures in this AUP Report have not been undertaken in contemplation of the professional standards of the US American Institute of Certified Public Accountants or the Public Company Accounting Oversight Board and accordingly the AUP Report is not designed to be relied upon in connection with any obligations or responsibilities that you may have under any legislation, regulations and/or rule of law in the United States. The AUP Report may be used by a Manager on the Securitisation to establish a due diligence defence under Section 11 of the United States Securities Act 1933, as amended, or a defence analogous to the due diligence defence available under such section. However, we express no view as to the effectiveness of such use of the AUP Report.

8.
You may include a copy of this AUP Report in the bible of transaction documents of the Securitisation prepared for the Issuer. You may also disclose the AUP Report directly to rating agencies, provided that it is clearly understood by such rating agencies that they enjoy receipt for information purposes only, that they do not acquire any rights against PwC and that such AUP Report will be accompanied by letters to this effect in a form to be agreed between the rating agency and ourselves. Where required, you may also include a copy of the AUP Report on a password-protected website created and maintained in accordance with the Securities Exchange Act 1934, but we accept no duty of care or liability to any rating agency or other party that obtains access to our AUP Report whether via that website or otherwise.

9.
Additionally, the Intermediate Seller or the Purchaser may file a copy of the AUP Report on the U.S. Securities and Exchange Commission’s Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) database, but we accept no duty of care or liability to any parties that obtain access to our AUP Report whether via EDGAR or otherwise.  The AUP Report is solely intended for the use and benefit of those parties that instructed us as to the procedures to be performed since others, unaware of the reasons for each of the procedures, may misinterpret the results, and we accept no duty of care or liability to any other party that obtains access to our AUP Report.  We will not be responsible for any actions taken by a rating agency or any other party other than those specified above as a result of receiving a copy of the AUP Report.

10.
Our obligations in respect of this AUP Report are entirely separate from, and our responsibility and liability is in no way changed by, any other role we may have (or may have had) as auditors of the Intermediate Seller or otherwise. Nothing in this report, nor anything said or done in the course of or in connection with the services, will extend any duty of care we may have in our capacity as auditors of any financial statements of the Intermediate Seller.

11.
This AUP Report is solely for your use in connection with the purpose specified above and as set out in our engagement letter. No part of this report is to be copied or distributed to any other party except as permitted under the terms of our agreement. We do not accept any liability or responsibility to any third party.

Yours faithfully

PricewaterhouseCoopers LLP
Chartered Accountants
London

Appendix 1 to the AUP Report
In accordance with your instructions, the size of the sample (the “Selected Sample”) is to be based on statistical sampling techniques using the following criteria:
•	99% confidence level
•	0% expected error rate
•	1% maximum error rate
You have asked us to assume that the population of mortgage loans is homogeneous and the size of the resulting Selected Sample is 435. You have agreed the resultant calculated sample size as being sufficient and appropriate for the purposes of this engagement.
We selected a random sample of 435 mortgage loans (the “Primary Sample”) from an Excel file entitled List of GBII Accounts to PWC.xlsb and subsequently received an Excel file entitled Extract file for GB II AUP Increased Sample for Distribution.xlsb (the “Extraction File”) provided to us by Permanent TSB Plc which details a list of account numbers and various attributes covering the pool of mortgage loans as at the Cut Off Date. Furthermore, in accordance with your instructions, we selected an additional random sample of 35 Mortgage Loans (the “Additional Sample”) from the Extraction File to be used in substitution for any of the mortgage loans included in the Primary Sample that have redeemed or are currently undergoing rearrangement between the Cut- Off Date and the date we performed our testing.
During our testing we became aware of 30 loans that had redeemed and therefore replaced with loans from the Additional Sample to make up the “Final Sample”.
Furthermore, due to a reduction of the size of the pool to 1.4bn, 29 loans that were included in the Final Sample were removed and therefore not included in the results below.
For the purposes of the procedures:
•
the term “Mortgage account” or “Loan” is defined as the original advance together with any further advances. Where either an original or further advance has redeemed the Loan will be defined as all other advances that remain outstanding.

•
the term “Primary System” or “Loan System” in each case refers to the Bank’s system of record namely ‘Hogan’. Within Hogan various screens are used such as ‘GENI’ which includes borrower details, property address, amount advanced, interest rate and origination date, ‘LARH’ which includes details on the loan balance and arrears, and ‘CLNK’ which includes valuation information.

•
the term “Loan File” in each cased refers to scanned copy of documents stored in ‘Imaging’ on the Bank’s system, in relation to a particular loan, including the relevant Offer Letter, Valuation Reports and any other scanned copy documents relevant to the loan provided to us by the Bank.

•
the term “Offer Letter” refers to a loan offer letter or other document prepared by the Bank which is addressed to the borrower, detailing the terms and conditions of the loan offered to the borrower by the Bank.

•
the term “Income Confirmation(s)” refer to any type of income verification such as, but not limited to, P60s, payslips, accounts, ‘salary certificate’ (a Permanent TSB template which is completed and signed by the borrower’s employer) or rental income. In the case of rental income, we will use the Valuation Report where the property was being purchased as a Buy to Let and use the expected rental amount.

•
the term “In-House loan” refers to a loan where the Bank acted for themselves in the Secured Personal Loans issued. In such cases dated pre 1st December 2009, a customer advisor or branch manager would witness the clients’ signatures rather than a solicitor. Such loans were evidenced from the back of the Mortgage Deed which made reference to Cathal McCarthy as the Bank’s solicitor. For such cases dated post 1st December 2009, nothing within the Mortgage Deed will differentiate them from any other standard Mortgage Deed.

When checking that a document bears a signature, we will only check the existence of a signature and make no representation on the integrity of the signature.
We will not undertake any procedures to confirm compliance of the Mortgage Loans with your origination or valuation policies and procedures, and will not perform any procedures on data fields appearing in the Extraction File other than as referred to below.
We will perform the following tests in relation to each Mortgage Loan selected in the Primary Sample and report our findings, indicating as exceptions those items where amounts or attributes appearing on the Extraction File do not agree to the relevant source documents or an item otherwise fails a test as set out below, or indicating where we were unable to perform a test because the document was unavailable:

Description of Agreed Upon Procedures
1
Borrower(s) name(s) to Income
For each Mortgage account, we will confirm that the borrower(s) name(s) shown on the Primary System agrees with that shown on the Income Confirmation(s). We will report as an exception if the borrower(s) name(s) on the Primary System do not agree with that shown on the Income Confirmation(s), except in the following instances:
•     Legal change of borrower(s) name(s) (due to e.g. marriage/divorce) provided there was evidence of such change;
•     Confirmation from a solicitor that the individuals are the same person;
•     Immaterial spelling mistakes (such as reversing initials or names) where there is no ambiguity raised about the identity of the borrower(s);
•     Where there is a difference in borrower(s) name(s) but the Personal Public Service (PPS) number is consistent between sources; and
•     Where Management have provided a representation that the name is an Irish or English equivalent or short-hand or common form of the name.

No exceptions were noted.

Income Confirmation(s) were missing for the following 8 sample numbers:

62, 116, 130, 220, 229, 284, 352 and 397.

Management comment:

Noted: In 8 cases relate to 8 files which could not be retrieved from our storage supplier so not tested.

2
Borrower(s) name(s) to COT/ROT
For each Mortgage account, we will confirm that the borrower(s) name(s) shown on the Primary System agrees with that shown on the:
•     Certificate on Title (COT) / Report on Title (ROT); or
•     The Supplementary ROT information for all top-up or further advance mortgages; or
•     The Title Insurance Documentation, for all cases where title insurance has instead been obtained.

The following 3 exceptions were noted:
	Sample number	Per Primary System	Per COT/ROT
	134	Two names per Primary System	Four names per COT/ROT
	144	Two names per Primary System	One name per COT/ROT
	459	XXXXX Lawn & XXXX Lawn	XXXXX Lawn & XXXX Maher

We will report as an exception if the borrower(s) name(s) on the Primary System do not agree with that shown on one of the above, except in the following instances:
•     Legal change of borrower(s) name(s) (due to e.g. marriage/divorce) provided there was evidence of such change;
•     Confirmation from a solicitor that the individuals are the same person;
•     Immaterial spelling mistakes (such as reversing initials or names) where there is no ambiguity raised about the identity of the borrower(s);

COT/ROT were missing for the following 6 sample numbers:

5, 263, 270, 292, 348 and 457

Management comment:

In 6 cases (270,348,457,134,144,459)- COT not furnished by solicitor but our security is not affected our charge and the borrowers are registered on the title.
in 3 cases (5,263,292) title is pending registration and the COT will be furnished by the solicitor on completion of the registration.

•     The mortgage has been originated within the last two years and there is third party evidence that the title is in the process of being registered and the details on such evidence regarding names agree to the Primary System.
•     Where there is a difference in borrower(s) name(s) but the Personal Public Service (PPS) number is consistent between sources;
•     Where Management have provided a representation that the name is an Irish or English equivalent or shorthand or common form of the name; and
•     Where there are more than two names listed on the COT/ROT but the two names stated on the Primary System match.
We will not report as an exception in cases where the Bank has:
•     confirmed that a COT was not provided by the original solicitor prior to them ceasing to practice, as the Bank has informed us that the new solicitor has no obligation to the Bank to provide the COT

3
Borrower(s) name(s) to latest Offer Letter
For each Mortgage account, we will confirm that the borrower(s) name(s) shown on the Primary System agrees with that shown on the latest Offer Letter.
We will report as an exception if the borrower(s) name(s) on the Primary System do not agree with that shown on the latest Offer Letter, except in the following instances:
•     Legal change of borrower(s) name(s) (due to e.g. marriage/divorce) provided there was evidence of such change;
•     Confirmation from a solicitor that the individuals are the same person;
•     Immaterial spelling mistakes (such as reversing initials or names) where there is no ambiguity raised about the identity of the borrower(s);
•     Where there is a difference in borrower(s) name(s) but the Personal Public Service (PPS) number is consistent between sources; and
•     Where Management have provided a representation that the name is an Irish or English equivalent or short-hand or common form of the name.

No exceptions or missing documents noted.

4
Property address to latest Offer Letter
For each Mortgage account, we will confirm that the property address (including house number and/or house name, street name, town and county) shown on the Primary System agrees with that shown on the latest Offer Letter. Where the mortgage is secured on one or more properties, the property with the highest value will be tested, if there are two or more highest value properties the one with highest collateral number as per the data extract will be tested.
We will report as an exception all instances where there is a difference between the address on the Primary System and that on the latest Offer Letter, except in the following instances:
•     Typographical errors (e.g. two letters reversed);
•     Confirmation from a solicitor or valuer that the properties referred to are the same; and
•     If the county is missing from one of the sources, but all other information agrees, we will confirm which county the referenced town was in.
Where the information in both sources can be used to retrieve one single Eircode from the following website https://finder.eircode.ie/#/

The following exception was noted:
	Sample number	Per Primary System	Per Offer Letter
	88	APT 15, XXXX, XXXXXX, XXXXXXXXX, Co Limerick	APT 16, XXXX, XXXXXX, XXXXXXXX, Co Limerick
No missing documents were noted. Management comment: Noted - Property addresses substantially agree and fully identified in the land registry does not impact banks first legal charge.
5
Property address to Valuation Report
For each Mortgage account, we will confirm that the property address (including house number and/or house name, street name, town and county) shown on the Primary System agrees with that shown on the latest Valuation Report. Where the mortgage is secured on one or more properties, the property with the highest value will be tested, if there are two or more highest value properties the one with highest collateral number as per the data extract will be tested.
We will report as an exception all instances where there is a difference between the address on the Primary System and that on the Valuation Report, except in the following instances:
•     Typographical errors (e.g. two letters reversed);
•     Confirmation from a solicitor or valuer that the properties referred to are the same; and
•     If the county is missing from one of the sources, but all other information agrees, we will confirm which county the referenced town was in.
•     Where the information in both sources can be used to retrieve one single Eircode from the following website https://finder.eircode.ie/#/

No exceptions or missing documents noted.

6
Property address to COT/ROT
For each Mortgage account, we will confirm that the property address (including house number and/or house name, street name and county) shown on the Primary System agrees with that shown on the:
•     Certificate on Title (COT) / Report on Title (ROT); or
•     The Supplementary ROT information for all top-up or further advance mortgages; or
•     The Title Insurance Documentation, for all cases where title insurance has instead been obtained.
Will report as an exception all instances where there is a difference between the address on the Primary System and that on one of the above, except in the following instances:
•     Typographical errors (e.g. two letters reversed); and
•     Confirmation from a solicitor or valuer that the properties referred to are the same; and
•     If the county is missing from one of the sources, but all other information agrees, we will confirm which county the referenced town was in.
•     Where the information in both sources can be used to retrieve one single Eircode from the following website https://finder.eircode.ie/#/
•     The mortgage has been originated within the last two years, there is third party evidence that the title is in the process of being registered and the details on such evidence regarding address agree to the Primary System.
Where the mortgage is secured on one or more properties, the property with the highest value will be tested, if there are two or more highest value properties the one with highest collateral number as per the data extract will be tested.
We will not report as an exception in cases where the Bank has:
•     confirmed that the original solicitor has died and subsequently, the COT was not provided, as the Bank has informed us that the new solicitor has no obligation to the Bank to provide the COT.

The following 4 exceptions were noted:
	Sample number	Per Primary System	Per COT/ROT
	57	60 Beechwood Park	281 AD McCarron
	139	11 Woodvale	6 Beech Drive
	254	25 The Elms	42 Callary Road
	459	13 Burrels Walk	17 Rose Lawn

COT/ROT were missing for the following 6 sample numbers:

5, 263, 270, 292, 348 and 457

Management comment:

In 6 cases (139,254,270,348,457,459) - Our security is not affected our charge and the borrowers are registered on the title, in 3 (5,263,292) cases title is pending registration and the COT will be furnished by the solicitor on completion of the registration.
1 case (57) solicitors input incorrect address on COT.

7
Original balance to original Offer Letter
For each Mortgage account, we will confirm that the ‘Original Balance’ shown on the Extraction File agrees to the original amount advanced shown in the original Offer Letter. Where the amount advanced was in Irish Pounds we will use the historical conversion rate in 2002 of EUR 1 = IR£ 0.787564, as provided to us by the Originator, to agree this to the Extraction File.
We will report as an exception if the amount advanced on the Extraction File does not agree with that shown on the latest Offer Letter subject to a EUR 100 tolerance, except when the difference relates to retention, property insurance or fees added to the loan.

	The following exception was noted:
	Sample number	Per Extraction File	Per Offer Letter
	420	994,700	740,700
	No missing documents were noted. Management comment: Additional letter of could not be located.
8
Loan Term to Offer Letter
For each Mortgage account, we will confirm that the original ‘Loan Term’ (recorded in months) shown on the Extraction File agrees with that shown on the latest Offer Letter. We will report as an exception if the original loan term on the Extraction File does not agree with that shown on the latest Offer Letter.

	The following 4 exceptions were noted:
	Sample number	Per Extraction File	Per Offer Letter
	71	302	300
	256	420	Unknown
	302	182	180
	459	206	120

No missing documents were noted.

Management comment:

MGT Comment
PWC 71 and PWC 302- there is timing issue as bank awaited signed documentation to proceed.
PWC256- Offer letter and system agree the original term of 300 months
PWC459- Two Term extensions were completed in 2011 and therefore increasing loan term to 206.

9
Valuation amount to Valuation Report
a)     For each Mortgage account, we will confirm the ‘Valuation Amount’ shown on the Extraction File agrees to that on the latest Valuation Report (excluding any valuation reports obtained for the purposes of the Bank’s Managed Variable Rate Project). Where the valuation amount was in Irish Pounds we will use the historical conversion rate in 2002 of EUR 1 = IR£ 0.787564, as provided to us by the Originator, to agree this to the Extraction File.

	a) No exceptions or missing documents noted.

Where the Mortgage account has more than one loan and is secured on one or more properties, the property with the highest value will be tested, if there are two or more highest value properties the one with highest collateral number as per the data extract will be tested.
We will not report as an exception if the valuation amount shown on the Extraction File is less than the valuation amount shown on the latest Valuation Report or calculation, or where the valuation amount shown on the Extraction File is not more than EUR 5,000 greater than the amount per the latest Valuation Report or calculation.
We will not report as an exception if the valuation amount shown on the Extraction File is higher than the valuation amount shown on the latest Valuation Report or calculation, provided the security is a new build property covered by specific Homebond insurance as evidenced by the Valuation Report. For the avoidance of doubt, the Originator has confirmed that Homebond insurance is a type of insurance covering new build properties for a specific period of time, covering an amount being the estimated value of the property upon future completion.
Valuation date to Valuation Report
b)     For each Mortgage account, we will confirm that the ‘Valuation Date’ shown on the Extraction File agrees with the latest Valuation Report used for the purposes of part a of this procedure. Where the Mortgage account is secured on more than one property, the valuation date recorded on the Extraction File is that of the property with the highest valuation.
We will report as an exception if the valuation date shown on the Extraction File does not agree with that on the Valuation Report subject to a 30-day tolerance. For the purpose of this test, we will use the latest Valuation Report which is not related to the bank’s MVR rate change scheme, as per the bank’s policy.

b) No exceptions or missing documents were noted.

10
Valuation Report signed
For each Mortgage account, we will confirm that the Valuation Report has been signed by the valuer, either in an electronic or written capacity. Where the mortgage is secured on one or more properties, the property with the highest value will be tested, if there are two or more highest value properties the one with highest collateral number as per the data extract will be tested.
We will report as an exception if the Valuation Report is not signed by the valuer.
We will only agree the existence of a signature and make no representation on the integrity of the signature.

No exceptions or missing documents were noted.
11
COT/ROT signed
For each Mortgage account, we will confirm that the Certificate of Title (COT) / Report on Title (ROT), or the Supplementary ROT Information where available, has been signed by the solicitor. We will report as an exception if the COT / ROT is not signed by the solicitor except where we are provided evidence from the Originator’s computerised deeds tracking Primary System indicating that the documentation is being held by the solicitors who are party of the transaction or the Land Registry and the loan has been originated within the last two years.
We will only agree the existence of a signature and make no representation on the integrity of the signature.
We will not report as an exception in cases where the Bank has:
•     confirmed that the original solicitor has died and subsequently, the COT was not provided, as the Bank has informed us that the new solicitor has no obligation to the Bank to provide the COT.

No exceptions were noted.

COT/ROT were missing for the following 6 sample numbers:

5, 263, 270, 292, 348 and 457

Management comment:

In 3 cases-270,348 ,457 our security is not affected our charge and the borrowers are registered on the title,
In 3 cases 5,263 292 title is pending registration with dealing numbers in the land registry and the COT will be furnished by the solicitor on completion of the registration.

12
Current balance
For each Mortgage account, we will confirm that the ‘Current Balance’ shown on the Extraction File agrees with the amount calculated from the Primary System as at the Cut-Off Date.
We will report as an exception if the current balance on the Extraction File does not agree with that shown on the Primary System subject to a EUR 500 tolerance, except when the difference relates to payment of normal interest due, capital repayment or any outstanding arrears.

No exceptions or missing documents were noted.

13
Arrears balance
For each Mortgage account, we will confirm that the ‘Arrears Balance’ shown on the Extraction File agrees with the historical arrears information on the Primary System as at the Cut-Off Date. Where the Extraction File states ‘ND5’ we expect to see a zero arrears balance or a credit (marked with a negative sign) on the Primary System.
We will report as an exception if the arrears balance on the Extraction File does not agree with that shown on the Primary System subject to a EUR 100 tolerance, except when the difference relates to Normal Mortgage Transaction Entries.

No exceptions or missing documents were noted.
14
Signed documents
For each Mortgage account, we will confirm that the Originator holds copies of the:
(a)     Signed Mortgage Deed; and either

(b)     Land Registry certificate (in the case of registered land); or
Signed Mortgage Conveyancing/ transfer documentation (in the case of unregistered land).
We will report as an exception if the Originator does not hold the relevant signed copies of the documents above, except in cases where:
•     We are provided evidence from the Originator’s computerised deeds tracking Primary System indicating that the documentation is being held by the solicitors, who are a party of the transaction or in cases where the Land Registry; or
•     the mortgage has been originated within the last two years and there is third party evidence that the title is in the process of being registered; or
For the purpose of this test, we will confirm for both a borrower’s signature and a solicitor’s signature, except in the case of an ‘In-House loan’, where we will evidence a Manager’s or Customer Adviser’s signature.

a)     The following exception was noted.
Sample 194 - The Mortgage Deed seen was signed by the applicant rather than the solicitor.
Mortgage Deeds were missing in the following 3 sample numbers:
263, 292 and 355
Management comment:
in 2 cases 263 and 292 cases- is pending registration with dealing numbers in the land registry and the Charge will be furnished by the solicitor on completion of the registration, 1 case 355 is a former practice, the mortgage deed is registered.

b)     No exceptions were noted.

Land Registry certificates or Mortgage Conveyancing documentation were missing in the following 3 sample numbers:

263, 292 and 447

Management comment:

In 2 cases 263 and 292- are pending registration and the Charge will be furnished by the solicitor on completion of the registration, 1 case 447 Cross charge documents not furnished by the solicitor, but the charge is registered.

15
Borrower(s) name(s) to Mortgage Deed/Land Registry
a)     For each Mortgage account, we will confirm that the borrowers name(s) on the Primary System agree with those on the:
•     Mortgage Deed; or
•     Land Registry certificate (in the case of registered land); or
•     Mortgage Conveyancing/ transfer documentation (in the case of unregistered land).
We will report as an exception if the borrower(s) name(s) on the Primary System do not agree with that shown on the above documentation, except in the following instances:
•     Legal change of borrower(s) name(s) (due to e.g. marriage/divorce) provided there was evidence of such change;
•     Confirmation from a solicitor that the individuals are the same person;
•     Immaterial spelling mistakes (such as reversing initials or names) where there is no ambiguity raised about the identity of the borrower(s);
•     The mortgage has been originated within the last two years and there is third party evidence that the title is in the process of being registered and the details on such evidence regarding names agree to the Primary System;
•     Where there is a difference in borrower(s) name(s) but the Personal Public Service (PPS) number is consistent between sources;
•     Where Management have provided a representation that the name is an Irish or English equivalent or short-hand or common form of the name; and

a)     No exceptions noted.
Mortgage Deeds were missing in the following 3 sample numbers:
263, 292 and 355
Management comment:
In 2 cases-263 and 292 are pending registration and the Charge will be furnished by the solicitor on completion of the registration, , 1 case 355 is a former practice, the mortgage deed is registered.
1 case is a former practice; the deeds are with the current solicitor for review.

•     Where one of the borrowers is a non-owning borrower (as evidenced from the Offer Letter) who has signed the Mortgage Deed but is not included on the Land Registry.
Where the mortgage is secured on one or more properties, the property with the highest value will be tested, if there are two or more highest value properties the one with highest collateral number as per the data extract will be tested.
Property address to Mortgage Deed/Land Registry
b)     For each Mortgage account, we will confirm that the property address (including house number and/or house name, street name and county) shown on the Primary System agrees with that on the:
•     Mortgage Deed; or
•     Land Registry certificate (in the case of registered land); or
•     Mortgage Conveyancing/ transfer documentation (in the case of unregistered land).
We will report as an exception all instances where there is a difference between the address on the Primary System and that shown on the above documentation, except in the following instances:
•     Typographical errors (e.g. two letters reversed); and
•     Confirmation from a solicitor or valuer that the properties are the same; and
•     If the county is missing from both or one of the sources, but all other information agrees, we will confirm which county the referenced town was in.
•     Where the information in both sources can be used to retrieve one single Eircode from the following website https://finder.eircode.ie/#/
Where the mortgage is secured on one or more properties, the property with the highest value will be tested, if there are two or more highest value properties the one with highest collateral number as per the data extract will be tested.

b) The following 2 exceptions were noted:
Sample number	Per Primary System	Per Mortgage Deed
57	60 Beechwood Park	281 AD McCarron
366	40 Blossom Court	251 Esker Hills

Mortgage Deeds were missing in the following 3 sample numbers:

263, 292 and 355

Management comment:

In 2 cases-263 and 292 is pending registration and with dealing numbers in the land registry the Charge will be furnished by the solicitor on completion of the registration,
In 2 cases 57 and 366 relates to the address on the mortgage deed but the charge is registered on title. There is no legal requirement to include the property on the mortgage deed. The property is contained within the folio on which the charge is registered.
1 case 355 Cross charge documents not furnished by the solicitor, but the charge is registered on title.

16
First legal charge
For each Mortgage account which has registered land, we will confirm that the Land Registry indicates that the Originator (specified as either “Irish Life & Permanent” or “Permanent TSB”) has a first legal charge over the mortgaged property.
Where the mortgage is secured on one or more properties, the property with the highest value will be tested, if there are two or more highest value properties the one with highest collateral number as per the data extract will be tested.
We will report as an exception if the Land Registry document does not identify the Originator as not having the first legal charge over the mortgaged property. Where the Mortgage account does not have registered land this will automatically be recorded as a pass.

No exceptions were noted.
Land Registry certificates or Mortgage Conveyancing documentation were missing in the following 3 sample numbers:
263, 292 and 447
Management comment:
In 2 cases- title is pending registration with dealing numbers in the land registry and the COT will be furnished by the solicitor on completion of the registration, 1 case relates to a former practice and the acting solicitor is attending to matters.
1 case 447 Cross charge documents not furnished by the solicitor, but the charge is registered.

17
Repayment method
For each Mortgage account, we will confirm that the ‘Repayment Method’ on the Extraction File agrees with that on the latest Offer Letter. The Extraction File has values ‘Int Only’, ‘Part C&I’ or ‘C&I’, which are Interest Only, Part Capital and Interest or Capital and Interest.
We will report as an exception if the repayment method coding on the Extraction File does not agree to the repayment type stipulated on the latest Offer Letter.

The following 3 exceptions were noted:
	Sample number	Per Extraction File	Per Offer Letter
	177	Capital & Interest	Interest Only
	354	Capital & Interest	Interest Only
No missing documents were noted. Management comment: Exception Noted - loans are interest only.
18
Occupancy Type
For each Mortgage account, we will confirm that the loan ‘Occupancy Type’ noted on the Extraction File agrees with that recorded on the Primary System. The following codes have been provided to us by the Originator, when agreeing to the Extraction File:
•     1 – Owner Occupied
•     3 – RIP (Residential Investment Property)
•     4 – Holiday / Second Home
We will report as an exception if the loan ‘Occupancy Type’ on the Extraction File does not agree with that on the Primary System.

No exceptions or missing documents noted.

19
Interest Rate Index
a)     For each Mortgage account, we will confirm that the ‘Interest Rate Index’ on the Extraction File agrees with that on the Primary System. The following values have been provided to us by the Originator, when agreeing to the Extraction File:
•     T – ECB Base Rate
•     V – Standard Variable Rate
•     F – No Index
For the purpose of the ‘Standard Variable Rate’ this includes all instances where the Primary System records ‘Standard Variable Rate’, ‘Managed Variable Rate’ or ‘Variable Rate’. We will report as an exception if the ‘Interest Rate Index’ coding on the Extraction File does not agree with that on the Primary System.
Current Interest Rate
b)     For each Mortgage account, we will confirm that the ‘Current Interest Rate’ on the Extraction File agrees with that on the Primary System. We will report as an exception if the ‘Current Interest Rate’ on the Extraction File does not agree with that on the Primary System.

a) No exceptions or missing documents noted. b) No exceptions or missing documents noted.
20
Loan Origination Date
For each Mortgage account, we will confirm that the ‘Loan Origination Date’ noted on the Extraction File agrees that recorded on:
•     System; or
•     the Cheque Issue Letter.
We will report as an exception if the origination date on the Extraction File does not agree with that shown on the Primary System subject to a 5-day tolerance.

No exceptions or missing documents noted.
21
Valuation Type
For each property associated with the Mortgage account, we will confirm where the Extraction File indicates a “1” (Full Valuation) that the ‘latest Valuation Type' shown on the Extraction File agrees to that on the:
(a)     Primary System; and the

(b)     Latest Valuation Report (excluding any valuation reports obtained for the purposes of the Bank’s Managed Variable Rate Project
For the purposes of this test the Extraction File describes the valuation as desktop or inspection (full valuation).
Where the valuation type is not explicitly stated on the valuation report or the system the valuation type is taken to be a full valuation, with the exception of valuations performed by Savills, JLL, WK Nowlan or Colliers International after 01 March 2016 which are taken to be desktop valuations.
Where the mortgage is secured on one or more properties, the property with the highest value will be tested, if there are two or more highest value properties the one with highest collateral number as per the data extract will be tested.
a) The following 7 exceptions were noted:
	Sample number	Per Extraction File	Per Primary System
	95	Desktop	Not stated and performed prior to 01 March 2016
	140	Desktop	Not stated and performed prior to 01 March 2016
	309	Desktop	Not stated and performed prior to 01 March 2016
	352	Desktop	Not stated and performed prior to 01 March 2016
	380	Desktop	Not stated and performed prior to 01 March 2016
	426	Desktop	Not stated and performed prior to 01 March 2016
	441	Desktop	Not stated and performed prior to 01 March 2016
No missing documents noted. Management comment: These are full valuations- flagged as a desktop valuation in error. b) The following exception was noted:
	Sample number	Per Extraction File	Per Valuation Report
	140	Desktop	Full
No missing documents noted. Management comment: Full valuation on file.

22
Rental Income
(a)     For each Mortgage account flagged as “BTL”, we will compare the rental income per the Extraction File to the Primary System.
(b)     For each Mortgage account flagged as “BTL”, we will compare the rental income per the Extraction File to the evidence of the rental income confirmation per the latest Valuation Report. Where the income amount was in Irish Pounds we will use the historical conversion rate in 2002 of EUR1 = IR£ 0.787564, as provided to us by the Bank, to agree this to the Extraction File.
Where the mortgage is secured on one or more properties, the property with the highest value will be tested, if there are two or more highest value properties the one with highest collateral number as per the data extract will be tested.
We will report as an exception any differences over ± 5%, where the rental income(s) noted on the Extraction File is greater or less than the Income Confirmation details.

a) No exceptions or missing documents noted. b) No exceptions or missing documents noted.
23
Latest Restructuring Type
For each Mortgage account, we will confirm that the ‘Latest Restructuring Type’ on the Extraction File agrees with that on the
(a)     Primary System; and the

(b)     latest Restructure Letter
We will not report an exception in cases where the bank has:
Not issued a formal Restructure Letter (pre 2012) and instead issued a Mortgage Endorsement, Repayment Type option letter or made the change based on a signed request from the Customer.
If the mortgage has not been restructured we will report this as a pass without performing further work.

a) The following exception was noted:
	Sample number	Per Extraction File	Per Primary System
	256	Blank	Partial Capital & Interest
No missing documents noted. Management comment: 256 -Customer on partial C & I. b) No exceptions or missing documents noted.

24
Latest Restructuring Date
For each Mortgage account, we will confirm that the ‘latest restructuring date’ on the Extraction File agrees with that on the
(a)     Primary System; and
(b)     latest Restructure Letter
We will report as an exception if the latest restructuring date does not agree to the latest restructuring date stipulated on the Primary System
We will not report as an exception where the latest restructuring date on the Extraction File differs to the latest restructuring date on the Primary System by less than or equal to 30 days.
If the mortgage has not been restructured we will report this as a pass without performing further work.

a) No exceptions or missing documents noted. b) The following exception was noted:
		Sample number	Per Extraction File	Per Restructure Letter
		82	01/08/2017	28/11/2013
No missing documents noted. Management comment: Latest restructure 28/11/2013.
25
Balloon Amount on PC&I Loans
For each Mortgage account that is Part Capital and Interest (PC&I), we will confirm that the ‘balloon amount’ (payable at maturity) shown on the Extraction File agrees to the balloon amount shown in the
(a)     Primary System; and

(b)     latest Restructure Letter
We will report as an exception if the balloon amount on the Extraction File does not agree with that shown on the Primary System subject to a EUR 100 tolerance, except when the difference relates to retention, property insurance or fees added to the loan.
Note the 'balloon amount' on the Primary System is equal to the 'Amount outstanding at the end of Mortgage Term' on the Restructure Letter.
If the loan is not PC&I we will report this as a pass without performing further work.

a) No exceptions or missing documents noted. b) No exceptions or missing documents noted.
26	Months in Arrears For each Mortgage account, we will confirm that the ‘Months in Arrears’ shown on the Extraction File agrees with the arrears information on the Primary System as at the Cut-Off Date.	No exceptions or missing documents.

27
Original Valuation amount to Original Valuation Report
(a)     For each Mortgage account, we will confirm the ‘Original Valuation Amount’ shown on the Extraction File agrees to that on the original Valuation. Where the valuation amount was in Irish Pounds we will use the historical conversion rate in 2002 of EUR 1 = IR£ 0.787564, as provided to us by the Originator, to agree this to the Extraction File.
We will not report as an exception if the valuation amount shown on the Extraction File is less than the valuation amount shown on the original Valuation Report or calculation, or where the valuation amount shown on the Extraction File is not more than EUR 5,000 greater than the amount per the original Valuation Report or calculation.
We will not report as an exception if the valuation amount shown on the Extraction File is higher than the valuation amount shown on the original Valuation Report or calculation, provided the security is a new build property covered by specific Homebond insurance as evidenced by the Valuation Report. For the avoidance of doubt, the Originator has confirmed that Homebond insurance is a type of insurance covering new build properties for a specific period of time, covering an amount being the estimated value of the property upon future completion.
Original Valuation date to Original Valuation Report
(b)     For each Mortgage account, we will confirm that the ‘Valuation Date’ shown on the Extraction File agrees with the original Valuation Report used for the purposes of part a of this procedure.
We will report as an exception if the valuation date shown on the Extraction File does not agree with that on the Valuation Report subject to a 30-day tolerance

	a) The following 4 exceptions were noted:
	Sample number	Per Extraction File	Per Original Valuation Report
	60	310,000	460,000
	70	0	200,000
	269	1,060	330,000
	299	0	240,000
	No missing documents noted. Management comment: In all cases the original valuation amount on file and the system agree. b) The following 6 exceptions were noted:
	Sample number	Per Extraction File	Per Original Valuation Report
	60	27/04/2007	07/11/2006
	70	0	01/01/2006
	147	01/03/2005	01/06/2006
	166	28/03/2003	20/08/2003
	269	06/07/2005	06/07/2006
	299	0	01/02/2006

No missing documents noted.

Management comment:

PWC60- Valuation on file and system  is dated 6/11/07
PWC- 70- Valuation on file and system is dated 22/7/07
PWC147- Valuation report on system and file is dated 1/6/06
PWC166- Valuation Report on file and system is dated 20/8/03
PWC269- Valuation Report on file and system is dated 6/7/06
PWC299- Valuation on file and system is dated 1/02/06

28
Original Valuation Report signed
For each Mortgage account, we will confirm that the Original Valuation Report has been signed by the valuer, either in an electronic or written capacity.
We will report as an exception if the Original Valuation Report is not signed by the valuer.
We will only agree the existence of a signature and make no representation on the integrity of the signature.

No exceptions or missing documents noted.
29
Original Valuation Type
For each property associated with the Mortgage account, we will confirm that the original valuation is recorded as a full valuation in the
(a)     Primary System; and the
(b)     Original Valuation Report
Where the valuation type is not explicitly stated on the valuation report or the system the valuation type is taken to be a full valuation, with the exception of valuations performed by Savills, JLL, WK Nowlan or Colliers International after 01 March 2016 which are taken to be desktop valuations.

a) No exceptions or missing documents noted. b) No exceptions or missing documents noted.
30
Original Rental Income
(a)     For each Mortgage account flagged as “BTL”, we will compare the original rental income per the Extraction File to the Primary System.
(b)     For each Mortgage account flagged as “BTL”, we will compare the original rental income per the Extraction File to the evidence of the rental income confirmation per the original Valuation Report. Where the income amount was in Irish Pounds we will use the historical conversion rate in 2002 of EUR1 = IR£ 0.787564, as provided to us by the Bank, to agree this to the Extraction File.
Where the mortgage is secured on one or more properties, the property with the highest value will be tested, if there are two or more highest value properties the one with highest collateral number as per the data extract will be tested.
We will report as an exception any differences over ± 5%, where the rental income(s) noted on the Extraction File is greater or less than the Income Confirmation details.

a) No exceptions or missing documents noted. b) No exceptions or missing documents were noted.